Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Summary of Securities Available-for-Sale and Restricted Stock

Securities consisted of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2019
Available-for-sale
U.S. Treasury security	$998	$1	$-	$999
U.S. Government agencies	5,500	-	4	5,496
Mortgage-backed securities of government agencies	75,676	326	145	75,857
Asset-backed securities of government agencies	934	-	17	917
State and political subdivisions	21,161	351	1	21,511
Corporate bonds	7,605	23	262	7,366
Total available-for-sale	111,874	701	429	112,146
Held-to-maturity
U.S. Government agencies	4,999	-	6	4,993
Mortgage-backed securities of government agencies	8,870	143	56	8,957
Total held-to-maturity	13,869	143	62	13,950
Equity securities	53	39	-	92
Restricted stock	4,614	-	-	4,614
Total securities	$130,410	$883	$491	$130,802

2018
Available-for-sale
U.S. Treasury security	$997	$-	$1	$996
U.S. Government agencies	7,350	-	180	7,170
Mortgage-backed securities of government agencies	45,744	41	884	44,901
Asset-backed securities of government agencies	1,040	-	16	1,024
State and political subdivisions	23,282	49	206	23,125
Corporate bonds	8,646	-	334	8,312
Total available-for-sale	87,059	90	1,621	85,528
Held-to-maturity
U.S. Government agencies	9,482	6	390	9,098
Mortgage-backed securities of government agencies	11,206	28	214	11,020
Total held-to-maturity	20,688	34	604	20,118
Equity securities	53	30	-	83
Restricted stock	4,614	-	-	4,614
Total securities	$112,414	$154	$2,225	$110,343

Summary of Amortized Cost and Fair Value of Debt Securities

The amortized cost and fair value of debt securities at December 31, 2019, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$4,723	$4,723
Due after one through five years	16,247	16,385
Due after five through ten years	19,458	19,537
Due after ten years	71,446	71,501
Total debt securities available-for-sale	$111,874	$112,146

Held-to-maturity
Due after one through five years	$3,000	$2,997
Due after ten years	10,869	10,953
Total debt securities held-to-maturity	$13,869	$13,950

Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities

The following table presents gross unrealized losses, fair value of securities, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
2019
Available-for-sale
U.S. Government agencies	$-	$-	$4	$3,496	$4	$3,496
Mortgage-backed securities of government agencies	74	22,702	71	8,924	145	31,626
Asset-backed securities of government agencies	-	-	17	917	17	917
State and political subdivisions	-	-	1	653	1	653
Corporate bonds	-	-	262	3,712	262	3,712
Held-to-maturity
U.S. Government agencies	-	-	6	4,993	6	4,993
Mortgage-backed securities of government agencies	-	-	56	3,009	56	3,009
Total temporarily impaired securities	$74	$22,702	$417	$25,704	$491	$48,406

2018
Available-for-sale
U.S. Treasury security	$1	$996	$-	$-	$1	$996
U.S. Government agencies	-	-	180	7,170	180	7,170
Mortgage-backed securities of government agencies	33	4,206	851	35,188	884	39,394
Asset-backed securities of government agencies	16	1,024	-	-	16	1,024
State and political subdivisions	9	3,326	197	8,626	206	11,952
Corporate bonds	131	5,014	203	3,298	334	8,312
Held-to-maturity
U.S. Government agencies	-	-	390	8,609	390	8,609
Mortgage-backed securities of government agencies	72	3,404	142	3,360	214	6,764
Total temporarily impaired securities	$262	$17,970	$1,963	$66,251	$2,225	$84,221